Events after the balance sheet date	6 Months Ended
Jun. 30, 2021
Events After Reporting Period [Abstract]
Events after the balance sheet date

16	Events after the balance sheet date
In its assessment of events after the balance sheet date, HSBC has considered and concluded that no material events have occurred resulting in adjustments to the financial statements.
An interim dividend for the 2021 half-year in respect of the financial year ending 31 December 2021 was approved by the Directors on 2 August 2021, as described in Note 3.